Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

TIMING OF LONG-TERM EQUITY AWARD GRANTS

Long-term equity incentive awards to our CEO and other NEOs are traditionally granted annually, and are based on the determinations of the Committee. Our CEO makes recommendations to the Committee regarding awards for other NEOs and members of the management team. The NEOs received their annual grants on August 4, 2025, except for Mr. Sigloch who did not receive a long-term equity incentive award in 2025.

In granting long-term equity awards to our NEOs, the Committee applied no set formula for allocating awards, and instead made reasoned, subjective determinations based upon their performance, the importance of retaining their services, and their role in helping us achieve our long-term goals. In 2025, we awarded annual grants to our NEOs reserving an aggregate of 241,000 shares (assuming the maximum performance threshold is met).

Award Timing Method	Long-term equity incentive awards to our CEO and other NEOs are traditionally granted annually, and are based on the determinations of the Committee. Our CEO makes recommendations to the Committee regarding awards for other NEOs and members of the management team. The NEOs received their annual grants on August 4, 2025, except for Mr. Sigloch who did not receive a long-term equity incentive award in 2025.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	While we do not have a formal policy with respect to the timing of awards of stock options, stock appreciation rights, or similar option-like instruments, we do not typically grant, and since 2022 have not granted, such awards (other than a limited number of stock appreciation grants that we make from time to time to certain non-executive employees who are located outside of the United States, due to local law considerations). In the event we determine to grant new awards of stock options or similar awards in the future, the Committee will evaluate the appropriate steps to take in relation to the foregoing. We have not timed the release of material non-public information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false